Schedule of Investments
June 30, 2025 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.99%

Crude Petroleum & Natural Gas - 2.10%
CNO Financial Group, Inc.	14,519	560,143
Hillman Solutions Corp. Class A (2)	43,879	313,296

		873,439

Agriculture Production-Crops - 2.96%
Dole PLC (Ireland)	88,021	1,231,414

Air Transportation Scheduled - 1.41%
Alaska Air Group, Inc. (2)	11,845	586,091

Apparel & Other Finished Products of Fabrics & Similar Material - 1.57%
Under Armour, Inc. Class A (2)	95,830	654,519

Banks - Regional - 1.10%
Flagstar Financial, Inc.	43,023	456,044

Business Services - 2.43%
Conduent, Inc. (2)	382,402	1,009,541

Cogeneration Services & Small Power Producers - 2.84%
AES Corp.	112,383	1,182,269

Crude Petroleum & Natural Gas - 4.64%
Antero Resources Corp. (2)	31,168	1,255,447
Tetra Technologies, Inc. (2)	200,674	674,265

		1,929,712

Deep Sea Foreign Transportation of Freight - 1.94%
Ardmore Shipping Corp. (Bermuda)	84,021	806,602

Electric Lighting & Wiring Equipment - 3.10%
LSI Industries, Inc.	75,943	1,291,790

Electrical & Electronics - 3.03%
TTM Technologies, Inc. (2)	30,911	1,261,787

Fire, Marine & Casualty Insurance - 7.62%
SiriusPoint Ltd. (Bermuda) (2)	68,709	1,400,977
Tiptree, Inc. Class A	31,574	744,515
United Fire Group, Inc.	35,797	1,027,374

		3,172,865

Footwear, (No Rubber)- 2.61%
Steven Madden Ltd.	24,370	584,393
Wolverine World Wide, Inc.	27,853	503,582

		1,087,975

Glass Containers - 1.15%
O-I Glass, Inc. (2)	32,326	476,485

Household Audio & Video Equipment - 1.48%
Knowles Corp. (2)	34,919	615,273

In Vitro & In Vivo Diagnostic Substances - 0.79%
Neogen Corp. (2)	68,842	329,065

Industrial Inorganic Chemicals - 1.75%
LSB Industries, Inc. (2)	93,622	730,252

Insurance Agents, Brokers & Services - 1.98%
Abacus Global Management, Inc. (2)	20,320	104,445
Crawford & Co. Class A	68,032	719,779

		824,223

Life Insurance - 6.17%
Genworth Financial, Inc. Class A (2)	178,831	1,391,305
Lincoln National Corp.	34,035	1,177,611

		2,568,916

Meat Packing Plants - 1.84%
Seaboard Corp.	268	766,802

Pharmaceutical Preparations - 2.73%
Perrigo plc (Ireland)	42,464	1,134,638

Plastics, Foil & Coated Paper Bags - 0.54%
Newell Brands, Inc.	41,955	226,557

Primary Smelting & Refining of Nonferrous Metals - 1.90%
Ferroglobe PLC (United Kingdom)	215,548	791,061

Printed Circuit Boards - 0.82%
Celestica, Inc. (Canada) (2)	75	11,708
Sanmina Corp. (2)	3,379	330,568

		342,276

Retail-Grocery Stores - 2.25%
Ingles Markets, Inc. Class A	14,760	935,489

Retail-Miscellaneous Retail - 3.06%
EZCORP, Inc. Class A (2)	91,715	1,273,004

Security Brokers, Dealers & Flotation Companies - 3.67%
Virtu Financial, Inc. Class A	34,090	1,526,891

Services-Automotive Repair, Services & Parking - 1.03%
Monro, Inc.	28,745	428,588

Services-Business Services, NEC - 0.83%
Research Solutions, Inc. (2)	120,728	346,489

Services-Computer Integrated Systems Design - 4.29%
Kyndryl Holdings, Inc. (2)	13,907	583,538
Unisys Corp. (2)	169,256	766,730
Veradigm, Inc. (2)	92,555	435,009

		1,785,276

Services- Engineering Services - 0.98%
Mistras Group, Inc. (2)	50,892	407,645

Services - Nursing & Personal Care Facilities - 4.70%
Brookdale Senior Living, Inc. (2)	103,661	721,481
Healthcare Services Group, Inc. (2)	82,139	1,234,549

		1,956,030

Sporting & Athletic Goods, Nec - 1.03%
Clarus Corp.	123,447	428,361

State Commercial Banks - 2.25%
Trustco Bank Corp. NY	28,031	936,796

Steel Works, Blast Furnaces Rolling Mills - 1.20%
Metallus, Inc. (2)	32,532	501,318

Surgical & Medical Instruments & Apparatus - 2.54%
Orthofix Medical, Inc. (2)	94,841	1,057,477

Telephone & Telegraph Apparatus - 1.81%
Ciena Corp. (2)	9,273	754,173

Water Supply - 1.83%
Pure Cycle Corp. (2)	71,007	761,195

Total Common Stock	(Cost $ 28,752,853)	37,448,328

Real Estate Investment Trusts - 5.84%

Brixmor Property Group, Inc.	15,570	405,443
Chatham Lodging Trust	128,544	895,952
Healthcare Realty Trust Inc.	71,143	1,128,328

Total Real Estate Investment Trusts	(Cost $ 2,150,234)	2,429,722

Money Market Registered Investment Companies - 4.04%

Federated Treasury Obligation Fund - Institutional Shares - 4.14% (4)	1,679,975	1,679,975

Total Money Market Registered Investment Companies	(Cost $ 1,679,975)	1,679,975

Total Investments - 99.87%	(Cost $ 32,583,062)	41,558,025

Other Assets in Excess of Liabilities - 0.13%		55,594

Total Net Assets - 100.00%		41,613,620

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$41,558,025	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,558,025	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at June 30, 2025.